Financial Risks - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Unrealized losses	€ 1,550	€ 493
Total fair value	8,597	7,119
Debt securities and money market instruments Americas and Netherland [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	72,486	72,937
Unrealized gains	4,370	6,392
Unrealized losses	(1,352)	(462)
Total fair value	75,504	78,867
Fair value of instruments with unrealized gains	50,976	66,688
Fair value of instruments with unrealized losses	24,528	12,179
Debt securities and money market instruments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	81,039	81,130
Unrealized gains	4,707	7,043
Unrealized losses	(1,550)	(493)
Total fair value	84,196	87,681
Fair value of instruments with unrealized gains	55,253	73,822
Fair value of instruments with unrealized losses	28,943	13,858
Debt securities and money market instruments [member] | United States government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	6,973	8,011
Unrealized gains	603	936
Unrealized losses	(127)	(101)
Total fair value	7,449	8,846
Fair value of instruments with unrealized gains	4,772	6,805
Fair value of instruments with unrealized losses	2,676	2,041
Debt securities and money market instruments [member] | Dutch government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,908	4,799
Unrealized gains	1,136	992
Unrealized losses	(3)	(11)
Total fair value	6,040	5,781
Fair value of instruments with unrealized gains	6,002	4,885
Fair value of instruments with unrealized losses	38	896
Debt securities and money market instruments [member] | Other government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	11,293	11,746
Unrealized gains	718	838
Unrealized losses	(54)	(17)
Total fair value	11,957	12,568
Fair value of instruments with unrealized gains	11,105	11,501
Fair value of instruments with unrealized losses	852	1,067
Debt securities and money market instruments [member] | Insured residential mortgage backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	6,275	7,326
Unrealized gains	366	424
Unrealized losses	(84)	(56)
Total fair value	6,557	7,694
Fair value of instruments with unrealized gains	3,700	5,569
Fair value of instruments with unrealized losses	2,857	2,126
Debt securities and money market instruments [member] | Asset backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,948	4,624
Unrealized gains	65	92
Unrealized losses	(55)	(17)
Total fair value	4,958	4,698
Fair value of instruments with unrealized gains	1,825	3,878
Fair value of instruments with unrealized losses	3,133	820
Debt securities and money market instruments [member] | Corporate [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	39,770	37,168
Unrealized gains	1,748	3,663
Unrealized losses	(1,138)	(218)
Total fair value	40,379	40,613
Fair value of instruments with unrealized gains	21,441	34,945
Fair value of instruments with unrealized losses	18,939	5,668
Debt securities and money market instruments [member] | Money market investments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	5,955	6,690
Total fair value	5,955	6,690
Fair value of instruments with unrealized gains	5,701	5,642
Fair value of instruments with unrealized losses	254	1,048
Debt securities and money market instruments [member] | Other [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	919	765
Unrealized gains	71	98
Unrealized losses	(88)	(73)
Total fair value	902	791
Fair value of instruments with unrealized gains	707	597
Fair value of instruments with unrealized losses	€ 194	€ 193